Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee approves equity awards granted to our NEOs on or before the grant date. Since the Separation, it has been the Compensation Committee’s practice to approve LTI equity awards at the pre-scheduled Board meeting at the end of February or beginning of March with grant effective dates following the meeting. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
2022 Omnibus Performance Incentive Plan
Our stockholders approved the Omnibus Plan to permit the grant of stock options, restricted stock, stock appreciation rights, deferred stock, other stock-based awards and cash-settled awards, including our SMBP awards, to our directors, executives and other key employees as determined by our Board or Compensation Committee in accordance with the terms of the plan and evidenced by an award agreement with each participant. The Omnibus Plan has an expiration date of July 1, 2032. Any awards under the Omnibus Plan must have a purchase price or an exercise price not less than the fair market value of such shares of common stock on the date of grant.

Award Timing Method
The Compensation Committee approves equity awards granted to our NEOs on or before the grant date. Since the Separation, it has been the Compensation Committee’s practice to approve LTI equity awards at the pre-scheduled Board meeting at the end of February or beginning of March with grant effective dates following the meeting. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
2022 Omnibus Performance Incentive Plan
Our stockholders approved the Omnibus Plan to permit the grant of stock options, restricted stock, stock appreciation rights, deferred stock, other stock-based awards and cash-settled awards, including our SMBP awards, to our directors, executives and other key employees as determined by our Board or Compensation Committee in accordance with the terms of the plan and evidenced by an award agreement with each participant. The Omnibus Plan has an expiration date of July 1, 2032. Any awards under the Omnibus Plan must have a purchase price or an exercise price not less than the fair market value of such shares of common stock on the date of grant.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false